CONDENSED PARENT-COMPANY-ONLY FINANCIAL STATEMENTS. (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
ASSETS:
Total assets	$ 1,521,694,346	$ 1,380,096,645
LIABILITIES:
Term loan	8,250,000	9,250,000
Other liabilities	17,523,252	11,269,756
Total liabilities	1,400,196,256	1,267,980,509
STOCKHOLDER'S EQUITY	121,498,090	112,116,136	$ 116,058,066	$ 118,167,172
Total liabilities and stockholders' equity	1,521,694,346	1,380,096,645
Parent Company
ASSETS:
Cash and cash equivalents	71,836	98,529	$ 511,436	$ 82,678
Investment in Bank	145,653,943	137,273,479
Intercompany loan to Bank	3,835,000	4,135,000
Other assets	1,086,529	1,245,830
Total assets	150,647,308	142,752,838
LIABILITIES:
Term loan	8,250,000	9,250,000
Subordinated debentures	19,589,000	19,589,000
Dividends payable	1,132,259	1,148,799
Other liabilities	177,959	648,903
Total liabilities	29,149,218	30,636,702
STOCKHOLDER'S EQUITY	121,498,090	112,116,136
Total liabilities and stockholders' equity	$ 150,647,308	$ 142,752,838